EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Liabilities (Assets), net	R$ (47,708)	R$ (39,530)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligation	2,904,023	3,329,075	R$ 3,151,609
Fair value of plan assets	(3,683,575)	(3,713,099)	(3,584,244)
Deficit(Surplus)	(779,552)	(384,024)	(432,635)
Restriction to actuarial assets due to recovery limitation	750,728	367,265	373,524
Liabilities (Assets), net	R$ (28,824)	R$ (16,759)	R$ (59,111)